INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco High Yield Bond Factor ETF (IHYF)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved a change to the Fund’s name. In connection with this change, the Fund’s ticker symbol will also change. These changes will be effective on or about February 23, 2026 (the “Effective Date”). Also, on or about the Effective Date, two additional portfolio managers will begin managing the Fund.

Therefore, on the Effective Date, the Fund’s Prospectuses and SAI will be revised as follows:

1.)	Name and Ticker Change. The Fund’s name will change to “Invesco High Yield Systematic Bond ETF,” and its ticker symbol will change to “GTOQ.” All references to the Fund’s name and ticker symbol in the Prospectuses and SAI are updated accordingly.

2.)	Portfolio Manager Additions.

i.	The following information is added to the table appearing under the “Portfolio Managers” section of the Summary Prospectus and the “Summary Information – Portfolio Managers” section of the Statutory Prospectus:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Matt Brill, CFA	Portfolio Manager of the Sub-Adviser	February 2026
Todd Schomberg, CFA	Portfolio Manager of the Sub-Adviser	February 2026

ii.	The following information is added to the bulleted list in the “Management of the Fund—Portfolio Managers” section of the Statutory Prospectus:

■	Matt Brill, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since February 2026 and has been associated with the Sub-Adviser and/or its affiliates since 2013.

■	Todd Schomberg, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since February 2026 and has been associated with the Sub-Adviser and/or its affiliates since 2016.

Investors should retain this supplement for future reference.

IHYF-SUMSTATSAI-SUP 121925

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco High Yield Select ETF (HIYS)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved changes to the Fund’s name and principal investment strategies. In connection with these changes, the Fund’s ticker symbol will also change and additional portfolio managers will manage the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the Fund’s Prospectuses and SAI will be revised as follows:

1.)	Name and Ticker Change. The Fund’s name will change to “Invesco Short Duration High Yield ETF,” and its ticker will change to “GTOH.” All references to the Fund’s name and ticker symbol in the Prospectuses and SAI are updated accordingly.

2.)	Principal Investment Strategies and Risks Changes.

i.	The following or similar information is added to the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest up to 20% of its net assets in senior secured floating rate loans made by banks, including non-U.S. borrowers or issuers. Secured floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group. Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.

The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than three years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the Sub-Adviser may deviate from such target in its discretion. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

ii.	The sections of the Fund’s Summary and Statutory Prospectuses that discuss the Fund’s risks will be updated to include additional risks that correspond with changes to the Fund’s principal investment strategies, including, but not limited to, risks associated with investing in senior loans and defaulted securities.

3.)	Portfolio Manager Additions.

i.	The following information is added to the table appearing under the “Portfolio Managers” section of the Summary Prospectus and the “Summary Information – Portfolio Managers” section of the Statutory Prospectus:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Matt Brill, CFA	Portfolio Manager of the Sub-Adviser	February 2026
Todd Schomberg, CFA	Portfolio Manager of the Sub-Adviser	February 2026

ii.	The following replaces the third sentence in the “Management of the Fund—Portfolio Managers” section of the Statutory Prospectus:

In this regard, Matt Brill, CFA, Niklas Nordenfelt, CFA, Todd Schomberg, CFA, Rahim Shad and Philip Susser (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.

iii.	The following information is added to the bulleted list in the “Management of the Fund—Portfolio Managers” section of the Statutory Prospectus:

■	Matt Brill, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since February 2026 and has been associated with the Sub-Adviser and/or its affiliates since 2013.

■	Todd Schomberg, CFA, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since February 2026 and has been associated with the Sub-Adviser and/or its affiliates since 2016.

Investors should retain this supplement for future reference.

HIYS-SUMSTATSAI-SUP 121925

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES

DATED FEBRUARY 28, 2025, OF:

Invesco Ultra Short Duration ETF (GSY)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved changes to the Fund’s principal investment strategies, to be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the Fund’s Prospectuses will be revised as follows:

1.	The following information is added to the “Principal Investment Strategies” sections of the Summary Prospectus and Statutory Prospectus, and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest more than 25% of its assets in the financial services sector.

The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.

2.	The following replaces similar information in the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund currently may invest up to 33% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities (“ABS”).

3.	The following sentence is removed from the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund also may invest directly in ETFs and other investment companies that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

4.	The following is added as a new risk and sub-risk in the “Principal Risks of Investing in the Fund” section of the Summary Prospectus, the “Summary Information – Principal Risks of Investing in the Fund” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund” section of the Statutory Prospectus:

Sector Exposure Risk. In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single sector. In so doing, the Fund may face more risks than if it were diversified broadly over numerous sectors. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Investors should retain this supplement for future reference.

GSY-SUMSTAT-SUP 121925

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Total Return Bond ETF (GTO)

Invesco Ultra Short Duration ETF (GSY)

(each a “Fund” and together the “Funds”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved a change to the Funds’ non-fundamental investment policy, effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the SAI will be revised as follows:

In the section entitled “INVESTMENT RESTRICTIONS” on page 4:

a.	The following replaces the numbered paragraph (3):

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

b.	The numbered paragraph (4) is hereby deleted in its entirety.

Please Retain This Supplement for Future Reference.

GTO-GSY-SAI-SUP 121925